LVIP JPMorgan Mid Cap Value Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.48%
Aerospace & Defense–0.56%
Woodward, Inc.	6,592	$1,665,864
		1,665,864
Banks–5.34%
Columbia Banking System, Inc.	64,364	1,656,729
Fifth Third Bancorp	78,074	3,478,197
First Citizens BancShares, Inc. Class A	1,985	3,551,483
M&T Bank Corp.	19,507	3,854,973
Regions Financial Corp.	130,617	3,444,370
		15,985,752
Beverages–1.21%
Constellation Brands, Inc. Class A	10,532	1,418,345
Keurig Dr. Pepper, Inc.	85,832	2,189,574
		3,607,919
Building Products–1.24%
Carlisle Cos., Inc.	3,577	1,176,690
Masco Corp.	19,072	1,342,478
Owens Corning	8,344	1,180,342
		3,699,510
Capital Markets–6.24%
Ameriprise Financial, Inc.	10,126	4,974,397
Blue Owl Capital, Inc.	113,263	1,917,543
Raymond James Financial, Inc.	33,835	5,839,922
State Street Corp.	51,376	5,960,130
		18,691,992
Chemicals–1.39%
DuPont de Nemours, Inc.	19,594	1,526,373
RPM International, Inc.	22,350	2,634,618
		4,160,991
Commercial Services & Supplies–0.99%
Veralto Corp.	27,831	2,967,063
		2,967,063
Construction Materials–1.16%
Martin Marietta Materials, Inc.	5,486	3,457,716
		3,457,716
Consumer Staples Distribution & Retail–1.70%
Albertsons Cos., Inc. Class A	92,134	1,613,266
Kroger Co.	31,765	2,141,279
†U.S. Foods Holding Corp.	17,327	1,327,595
		5,082,140
Containers & Packaging–4.21%
Ball Corp.	36,664	1,848,599
Crown Holdings, Inc.	15,377	1,485,264
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
Graphic Packaging Holding Co.	66,741	$1,306,121
International Paper Co.	54,625	2,534,600
Packaging Corp. of America	10,279	2,240,103
Silgan Holdings, Inc.	73,755	3,172,203
		12,586,890
Distributors–1.17%
Genuine Parts Co.	25,309	3,507,827
		3,507,827
Electric Utilities–2.52%
PG&E Corp.	145,451	2,193,401
Xcel Energy, Inc.	66,195	5,338,627
		7,532,028
Electrical Equipment–3.50%
Acuity, Inc.	8,775	3,022,022
AMETEK, Inc.	21,735	4,086,180
Hubbell, Inc.	7,799	3,355,988
		10,464,190
Electronic Equipment, Instruments & Components–5.31%
CDW Corp.	23,182	3,692,429
Jabil, Inc.	4,174	906,468
TD SYNNEX Corp.	25,518	4,178,572
†Teledyne Technologies, Inc.	6,191	3,628,174
†Zebra Technologies Corp. Class A	11,702	3,477,366
		15,883,009
Energy Equipment & Services–1.12%
Baker Hughes Co.	68,805	3,352,180
		3,352,180
Entertainment–1.17%
†Warner Bros Discovery, Inc.	71,598	1,398,309
Warner Music Group Corp. Class A	62,144	2,116,625
		3,514,934
Financial Services–2.94%
Fidelity National Information Services, Inc.	79,086	5,214,931
MGIC Investment Corp.	126,662	3,593,401
		8,808,332
Food Products–2.12%
General Mills, Inc.	29,977	1,511,440
Hershey Co.	12,015	2,247,406
†Post Holdings, Inc.	23,998	2,579,305
		6,338,151
LVIP JPMorgan Mid Cap Value Fund–1

LVIP JPMorgan Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation–0.99%
JB Hunt Transport Services, Inc.	22,060	$2,959,790
		2,959,790
Health Care Equipment & Supplies–2.24%
GE HealthCare Technologies, Inc.	50,008	3,755,601
†Globus Medical, Inc. Class A	51,532	2,951,237
		6,706,838
Health Care Providers & Services–5.33%
Cencora, Inc.	14,312	4,472,929
Chemed Corp.	3,271	1,464,558
†Henry Schein, Inc.	40,405	2,681,680
Humana, Inc.	7,211	1,876,086
Quest Diagnostics, Inc.	28,628	5,455,924
		15,951,177
Health Care REITs–0.98%
Healthpeak Properties, Inc.	153,828	2,945,806
		2,945,806
Hotel & Resort REITs–0.72%
Host Hotels & Resorts, Inc.	126,188	2,147,720
		2,147,720
Hotels, Restaurants & Leisure–1.88%
Darden Restaurants, Inc.	17,498	3,330,919
Expedia Group, Inc.	10,798	2,308,073
		5,638,992
Household Durables–1.03%
†Mohawk Industries, Inc.	23,895	3,080,543
		3,080,543
Insurance–5.13%
Arch Capital Group Ltd.	40,358	3,661,681
Brown & Brown, Inc.	19,100	1,791,389
Hartford Insurance Group, Inc.	22,524	3,004,476
Loews Corp.	47,796	4,798,241
W.R. Berkley Corp.	27,540	2,110,115
		15,365,902
Interactive Media & Services–0.20%
†IAC, Inc.	17,892	609,580
		609,580
IT Services–0.75%
†GoDaddy, Inc. Class A	16,465	2,252,906
		2,252,906
Life Sciences Tools & Services–1.39%
†IQVIA Holdings, Inc.	21,849	4,149,999
		4,149,999
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–5.40%
Dover Corp.	19,225	$3,207,307
Ingersoll Rand, Inc.	43,647	3,606,115
ITT, Inc.	16,402	2,932,021
Lincoln Electric Holdings, Inc.	10,687	2,520,315
†Middleby Corp.	20,264	2,693,694
Nordson Corp.	5,321	1,207,601
		16,167,053
Media–1.02%
Omnicom Group, Inc.	37,342	3,044,493
		3,044,493
Metals & Mining–0.69%
Alcoa Corp.	27,776	913,552
Freeport-McMoRan, Inc.	29,003	1,137,498
		2,051,050
Multi-Utilities–4.74%
CMS Energy Corp.	53,987	3,955,088
NiSource, Inc.	89,168	3,860,974
Sempra	21,647	1,947,797
WEC Energy Group, Inc.	38,519	4,413,892
		14,177,751
Oil, Gas & Consumable Fuels–6.08%
Cheniere Energy, Inc.	12,565	2,952,524
Coterra Energy, Inc.	171,165	4,048,052
Diamondback Energy, Inc.	29,749	4,257,082
Marathon Petroleum Corp.	22,591	4,354,189
Williams Cos., Inc.	40,814	2,585,567
		18,197,414
Passenger Airlines–0.49%
Delta Air Lines, Inc.	25,817	1,465,115
		1,465,115
Pharmaceuticals–1.04%
†Jazz Pharmaceuticals PLC	23,679	3,120,892
		3,120,892
Professional Services–1.00%
†Parsons Corp.	26,953	2,234,943
UL Solutions, Inc. Class A	10,825	767,059
		3,002,002
Residential REITs–1.11%
AvalonBay Communities, Inc.	17,131	3,309,195
		3,309,195
Retail REITs–2.45%
Regency Centers Corp.	51,488	3,753,475
Simon Property Group, Inc.	19,114	3,587,125
		7,340,600
LVIP JPMorgan Mid Cap Value Fund–2

LVIP JPMorgan Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–0.86%
†ON Semiconductor Corp.	52,406	$2,584,140
		2,584,140
Software–0.24%
†Zoom Communications, Inc. Class A	8,734	720,555
		720,555
Specialized REITs–3.00%
Public Storage	11,525	3,328,996
SBA Communications Corp.	12,501	2,417,069
Weyerhaeuser Co.	130,975	3,246,870
		8,992,935
Specialty Retail–3.75%
†AutoZone, Inc.	689	2,955,976
Bath & Body Works, Inc.	75,162	1,936,173
Best Buy Co., Inc.	36,160	2,734,419
Ross Stores, Inc.	23,592	3,595,185
		11,221,753
Technology Hardware, Storage & Peripherals–0.44%
Western Digital Corp.	11,087	1,331,105
		1,331,105
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–1.01%
Ralph Lauren Corp.	9,665	$3,030,557
		3,030,557
Water Utilities–0.63%
Essential Utilities, Inc.	47,464	1,893,814
		1,893,814
Total Common Stock (Cost $199,387,550)		294,766,165

MONEY MARKET FUND–1.63%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	4,862,607	4,862,607
Total Money Market Fund (Cost $4,862,607)		4,862,607

TOTAL INVESTMENTS–100.11% (Cost $204,250,157)	299,628,772
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.11%)	(325,007)
NET ASSETS APPLICABLE TO 33,112,473 SHARES OUTSTANDING–100.00%	$299,303,765

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP JPMorgan Mid Cap Value Fund–3